Employee Benefits and Private Pension Plan - Sensitivity analysis (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Discount rate [member]
Summary of employee benefits [line items]
Change in assumptions	increase by 1.0 p.p
Decrease in liability	R$ 26,741
Change in assumptions	decrease by 1.0 p.p
Increase in liability	R$ 49,344
Wage growth rate [member]
Summary of employee benefits [line items]
Change in assumptions	decrease by 1.0 p.p
Decrease in liability	R$ 34,978
Change in assumptions	increase by 1.0 p.p
Increase in liability	R$ 39,030
Medical services growth rate [member]
Summary of employee benefits [line items]
Change in assumptions	decrease by 1.0 p.p
Decrease in liability	R$ 7,137
Change in assumptions	increase by 1.0 p.p
Increase in liability	R$ 8,492